Debt - Summary of types of borrowings both current and non-current (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings
Debt	£ 6,544	£ 6,497
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	762	220
Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	3,551	3,546
Lease liabilities
Disclosure of detailed information about borrowings
Debt	103	141
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	2,008	2,471
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	120	119
Within 1 year
Disclosure of detailed information about borrowings
Debt	1,412	1,313
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	762	220
Within 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		606
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	38	57
Within 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	492	430
Within 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	120
After 1 year
Disclosure of detailed information about borrowings
Debt	5,132	5,184
After 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	3,551	2,940
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	65	84
After 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	£ 1,516	2,041
After 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		£ 119